Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Receivables Abstract
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:-	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2022	2021

Prepaid expenses	$552	$1,453
Government authorities	239	596
Lease deposits	-	44
Other current assets	298	118

	$1,089	$2,211